ACQUISITION - Additional Information (Details) $ in Millions		12 Months Ended
	Apr. 01, 2021 USD ($) item segment	Dec. 31, 2022 segment
ACQUISITION
Number of operating segment | segment	1	1
Unsplash Inc.
ACQUISITION
Transaction costs incurred | $	$ 0.4
Number of minimum image downloads	102
Number of minimum image views per month	20